STRATEGIC ALLIANCE WITH QUEST DIAGNOSTICS INCORPORATED (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Accounts payable and accrued liabilities	$ 331,051
Amended Agreement [Member] | Quest Diagnostics [Member]
Annual fee to services	$ 75,000